Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following tables and discussion summarize the relationship between NEO compensation actually paid (“Compensation Actually Paid”), as calculated in the manner required by Item 402(v) of Regulation S-K, the values reported in our Summary Compensation Table, and our financial performance results for our last three completed fiscal years. The tables and the associated narrative and graphical disclosure should be viewed together for a more complete presentation of such relationship over the time periods presented.
The calculations and analysis below do not necessarily reflect our approach to aligning executive compensation with performance. For information concerning our compensation philosophy and how we align executive compensation with financial performance, refer to the Compensation Discussion and Analysis on page 17 of this proxy statement.

							Value of initial fixed $100 investment based on:
Year (1)	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (2)(3)		Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non- PEO NEOs (2)(3)		Total Shareholder Return (7)	Peer Group Total Shareholder Return (8)	Net (Loss) Income (in thousands)	AFFO (9) (in thousands)
2022	$4,399,528	$4,879,114	(4)	$1,155,974	$1,195,369	(4)	$—	$—	$(7,978)	$121,518
2021	$4,894,488	$4,700,748	(5)	$1,308,297	$1,261,201	(5)	$—	$—	$402,660	$135,460
2020	$2,517,209	$2,526,458	(6)	$816,932	$819,591	(6)	$—	$—	$36,776	$122,254

(1)NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEOs
2022	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, Mr. Labenski, and Mr. Yoakum
2021	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Yoakum
2020	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Yoakum
(2)The dollar amounts reported represent the amount of “Compensation Actually Paid”, as calculated in the manner required by Item 402(v) of Regulation S-K. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for Time-Based RSUs (excluding Performance DSUs), the net asset value per share of our common stock on applicable year-end date(s) (there is no public market for our stock) or, in the case of vesting dates, the actual vesting price, and (b) for Performance-Based DSUs, the same valuation methodology as Time-Based RSUs above except year-end values are multiplied by the probability of achievement, based on the most recent results projected thru the term, as of each such date.
(3)For the portion of “Compensation Actually Paid” that is based on year-end net asset value per share of our common stock, the following amounts were used: $8.22, $8.20, and $8.69for the years-ended 2022, 2021, and 2020, respectively.
(4)2022 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in 2022 Summary Compensation Table (SCT)	$4,399,528	$1,155,974
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(385,000)
Plus, year-end value of awards granted in 2022 that are unvested and outstanding	$2,471,286	$409,971
Plus, change in fair value of prior year awards that are outstanding and unvested	$8,300	$1,675
Plus, fair value as of vesting date for awards granted and vested in 2022	$—	$22,411
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2022	$—	$—
Less, prior year fair value of prior year awards that failed to vest this year	$—	$(9,662)
Total adjustments	$479,586	$39,395
Compensation Actually Paid for Fiscal Year 2022	$4,879,114	$1,195,369
(5)2021 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in 2021 Summary Compensation Table (SCT)	$4,894,488	$1,308,297
Less, value of Stock Awards reported in SCT	$(1,800,000)	$(325,000)
Plus, year-end value of awards granted in 2021 that are unvested and outstanding	$1,719,555	$310,476
Plus, change in fair value of prior year awards that are outstanding and unvested	$(113,295)	$(32,572)
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2021	$—	$—
Less, prior year fair value of prior year awards that failed to vest this year	$—	$—
Total adjustments	$(193,740)	$(47,096)
Compensation Actually Paid for Fiscal Year 2021	$4,700,748	$1,261,201
(6)2020 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in 2020 Summary Compensation Table (SCT)	$2,517,209	$816,932
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(575,000)
Plus, year-end value of awards granted in 2020 that are unvested and outstanding	$2,009,249	$577,659
Plus, change in fair value of prior year awards that are outstanding and unvested	$—	$—
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2020	$—	$—
Less, prior year fair value of prior year awards that failed to vest this year	$—	$—
Total adjustments	$9,249	$2,659
Compensation Actually Paid for Fiscal Year 2020	$2,526,458	$819,591
(7)Not applicable. We are a public, non-traded REIT. There is no public market for our stock.
(8)Not applicable. We are a public, non-traded REIT. There is no public market for our stock.
(9)Non-GAAP financial measure. For definitions and reconciliations of non-GAAP financial measures to their most directly comparable GAAP financial measures, see Appendix A.

Company Selected Measure Name	AFFO
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEOs
2022	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, Mr. Labenski, and Mr. Yoakum
2021	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Yoakum
2020	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Yoakum

PEO Total Compensation Amount	$ 4,399,528	$ 4,894,488	$ 2,517,209
PEO Actually Paid Compensation Amount	$ 4,879,114	4,700,748	2,526,458
Adjustment To PEO Compensation, Footnote [Text Block]	2022 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in 2022 Summary Compensation Table (SCT)	$4,399,528	$1,155,974
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(385,000)
Plus, year-end value of awards granted in 2022 that are unvested and outstanding	$2,471,286	$409,971
Plus, change in fair value of prior year awards that are outstanding and unvested	$8,300	$1,675
Plus, fair value as of vesting date for awards granted and vested in 2022	$—	$22,411
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2022	$—	$—
Less, prior year fair value of prior year awards that failed to vest this year	$—	$(9,662)
Total adjustments	$479,586	$39,395
Compensation Actually Paid for Fiscal Year 2022	$4,879,114	$1,195,369
(5)2021 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in 2021 Summary Compensation Table (SCT)	$4,894,488	$1,308,297
Less, value of Stock Awards reported in SCT	$(1,800,000)	$(325,000)
Plus, year-end value of awards granted in 2021 that are unvested and outstanding	$1,719,555	$310,476
Plus, change in fair value of prior year awards that are outstanding and unvested	$(113,295)	$(32,572)
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2021	$—	$—
Less, prior year fair value of prior year awards that failed to vest this year	$—	$—
Total adjustments	$(193,740)	$(47,096)
Compensation Actually Paid for Fiscal Year 2021	$4,700,748	$1,261,201
(6)2020 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in 2020 Summary Compensation Table (SCT)	$2,517,209	$816,932
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(575,000)
Plus, year-end value of awards granted in 2020 that are unvested and outstanding	$2,009,249	$577,659
Plus, change in fair value of prior year awards that are outstanding and unvested	$—	$—
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2020	$—	$—
Less, prior year fair value of prior year awards that failed to vest this year	$—	$—
Total adjustments	$9,249	$2,659
Compensation Actually Paid for Fiscal Year 2020	$2,526,458	$819,591

Non-PEO NEO Average Total Compensation Amount	$ 1,155,974	1,308,297	816,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,195,369	1,261,201	819,591
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	2022 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in 2022 Summary Compensation Table (SCT)	$4,399,528	$1,155,974
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(385,000)
Plus, year-end value of awards granted in 2022 that are unvested and outstanding	$2,471,286	$409,971
Plus, change in fair value of prior year awards that are outstanding and unvested	$8,300	$1,675
Plus, fair value as of vesting date for awards granted and vested in 2022	$—	$22,411
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2022	$—	$—
Less, prior year fair value of prior year awards that failed to vest this year	$—	$(9,662)
Total adjustments	$479,586	$39,395
Compensation Actually Paid for Fiscal Year 2022	$4,879,114	$1,195,369
(5)2021 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in 2021 Summary Compensation Table (SCT)	$4,894,488	$1,308,297
Less, value of Stock Awards reported in SCT	$(1,800,000)	$(325,000)
Plus, year-end value of awards granted in 2021 that are unvested and outstanding	$1,719,555	$310,476
Plus, change in fair value of prior year awards that are outstanding and unvested	$(113,295)	$(32,572)
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2021	$—	$—
Less, prior year fair value of prior year awards that failed to vest this year	$—	$—
Total adjustments	$(193,740)	$(47,096)
Compensation Actually Paid for Fiscal Year 2021	$4,700,748	$1,261,201
(6)2020 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO
Total Reported in 2020 Summary Compensation Table (SCT)	$2,517,209	$816,932
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(575,000)
Plus, year-end value of awards granted in 2020 that are unvested and outstanding	$2,009,249	$577,659
Plus, change in fair value of prior year awards that are outstanding and unvested	$—	$—
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2020	$—	$—
Less, prior year fair value of prior year awards that failed to vest this year	$—	$—
Total adjustments	$9,249	$2,659
Compensation Actually Paid for Fiscal Year 2020	$2,526,458	$819,591

Compensation Actually Paid vs. Net Income [Text Block]	Net income for 2021 includes the operations of our data center properties segment from January 1, 2021 through July 22, 2021 and the gain on sale that was recognized as a result of the transaction.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	AFFO for 2021 includes the operations of our data center properties segment from January 1, 2021 through July 22, 2021.
Tabular List [Table Text Block]	The following unranked list of performance measures reflects our most important performance measures used by us to link Compensation Actually Paid for fiscal year 2022 to our performance. Each of these financial performance measures is further described and defined in the Compensation Discussion and Analysis section of this proxy statement.
Most Important Performance Measures for 2022

AFFO (Company-Selected Measure)
G&A Expense
Acquisition Volume

Total Shareholder Return Amount	$ 0	0	0
Peer Group Total Shareholder Return Amount	0	0	0
Net Income (Loss)	$ (7,978,000)	$ 402,660,000	$ 36,776,000
Company Selected Measure Amount	121,518,000	135,460,000	122,254,000
PEO Name	Mr. Seton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	AFFO (Company-Selected Measure)
Non-GAAP Measure Description [Text Block]	Non-GAAP financial measure. For definitions and reconciliations of non-GAAP financial measures to their most directly comparable GAAP financial measures, see Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	G&A Expense
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Acquisition Volume
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	same store cash NOI
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 479,586	$ (193,740)	$ 9,249
PEO [Member] | Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,000,000)	(1,800,000)	(2,000,000)
PEO [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,471,286	1,719,555	2,009,249
PEO [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,300	(113,295)	0
PEO [Member] | Fair Value as of Vesting Date for Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Change in Fair Value of Prior Year Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,395	(47,096)	2,659
Non-PEO NEO [Member] | Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(385,000)	(325,000)	(575,000)
Non-PEO NEO [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	409,971	310,476	577,659
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,675	(32,572)	0
Non-PEO NEO [Member] | Fair Value as of Vesting Date for Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,411
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,662)	$ 0	$ 0